Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail)	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Vanguard Emerging Markets Stock Index Fund Vanguard Emerging Markets Stock Index Fund - Admiral Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%	0.08%
12b-1 Distribution Fee	none	none
Other Expenses	0.09%	0.07%
Total Annual Fund Operating Expenses	0.33%	0.15%